Critical Accounting Estimates and Judgements (Details) € in Thousands, $ in Thousands	Sep. 30, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income	€ 41,519	€ 51,371
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income	€ 41,492	€ 50,930	€ 2,047	$ 2,429